Lease Liabilities - Summary of Estimates of Undiscounted Flows (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Current lease liabilities	$ 19,020,636	$ 11,105,018
Non-current lease liabilities	216,664,919	148,557,059
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	5,122,342	10,399,712
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	4,841,061	4,433,942
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	4,880,414	4,327,447
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	4,904,319	4,325,665
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	$ 196,916,783	125,070,293
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.35%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.82%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.96%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.81%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 22,586,712	13,733,895
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	6,515,248	4,158,576
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	445,609	418,674
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	15,506,036	9,080,515
Chile [Member] | Future Undiscounted Debt Flow [Member] | Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	119,819	76,130
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	4,780,016	4,693,390
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	929,732	930,191
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	445,609	418,674
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	3,303,831	3,269,537
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	100,844	74,988
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	17,806,696	9,040,505
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	5,585,516	3,228,385
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	12,202,205	5,810,978
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	18,975	1,142
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	368,652,353	239,822,050
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	1,476,737	8,979,933
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	5,276,872	4,653,208
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	361,883,323	226,145,816
Chile [Member] | Future Undiscounted Debt Flow [Member] | Non Current Maturities | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	15,421	43,093
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	15,999,633	16,707,164
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	169,484	6,452,784
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	843,610	660,889
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	14,971,118	9,570,650
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	15,421	22,841
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	15,453,403	10,340,864
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	137,273	281,183
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	813,686	638,249
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	14,502,444	9,401,180
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows		20,252
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	15,079,966	9,950,285
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	137,063	270,895
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	783,763	615,610
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	14,159,140	9,063,780
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	14,688,727
Undiscounted debt cash flows		9,646,427
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	150,852
Undiscounted debt cash flows		260,606
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	753,839
Undiscounted debt cash flows		592,971
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current lease liabilities	13,784,036
Undiscounted debt cash flows		8,792,850
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	307,430,624	193,177,310
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	882,065	1,714,465
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	2,081,974	2,145,489
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Undiscounted debt cash flows	$ 304,466,585	$ 189,317,356